Gold stream obligation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Changes in Gold stream Obligation
The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2023	139,600
Change in fair value	26,825
Balance at December 31, 2024	166,425
Change in fair value	118,364
Gold delivered	(2,058)
Balance at December 31, 2025	282,731
Less current portion	(24,500)
258,231
As at December 31, 2025, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2025			As at December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 8)	286,066	—	—	76,717	—	—
Short-term investments (Note 6)	4,868	—	—	11,565	—	—
Gold derivative contracts (Note 17)	—	(233,821)	—	—	111	—
Fuel derivative contracts (Note 17)	—	(4,415)	—	—	(2,259)	—
Gold stream obligation (Note 18)	—	—	(282,731)	—	—	(166,425)